Other Receivables (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Advance to third party	$ 7,739	$ 7,663	$ 7,167
Advance to employees	8,742	11,011
Advance to suppliers	2,786	4,791
Other receivables	12,269	12,222	22,449
Social insurance receivable	$ 4,625	4,579
Social insurance		$ 4,579
Tax and maintenance cost receivable			$ 1,001,527